Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2022
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Capitalized software
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years